Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of commitments

	2024	2025	2026	2027	Thereafter	Total
Purchase commitments	$135	$—	$—	$—	$—	$135
Convertible notes payments [1]	5,797	6,262	6,064	6,064	73,326	97,513
Government loan payments	—	—	1,032	1,032	3,084	5,148
Royalty payments [2]	—	—	—	224	1,900	$2,124
	$5,932	$6,262	$7,096	$7,320	$78,310	$104,920

[1] Convertible notes payment amounts are based on contractual maturities of 2028 Notes and assumption that it would remain outstanding until maturity. As discussed in Note 13, 2026 Notes were cancelled and replaced with 2028 Notes in February 2023. During the first 12 months of the term of the 2028 Notes, the Company may pay interest through the issuance of Common Shares.

[2] Royalty payments are estimated amounts associated with the royalty agreements entered with the convertible debt holders as part of the 2028 Note offering. The estimated amounts and timing are subject to changes in cobalt sulfate prices, timing of completion of the refinery, reaching commercial operations and timing and amounts of sales.